Trade and other receivables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
% of representation	100.00%	100.00%
Leases And Services [Member]
Statement [Line Items]
% of representation	94.66%	98.83%
Sale Of Properties And Developments [Member]
Statement [Line Items]
% of representation	5.34%	1.17%
Non-Past Due [Member]
Statement [Line Items]
Leases and services	$ 26,241	$ 44,369
Sale of properties and developments	2,309	4
Total other receivables	28,550	44,373
Past Due, Total [Member]
Statement [Line Items]
Leases and services	40,937	54,782
Sale of properties and developments	2,309	647
Total other receivables	43,246	55,429
Impaired [Member]
Statement [Line Items]
Leases and services	3,077	4,436
Sale of properties and developments	0	0
Total other receivables	3,077	4,436
Up to 3 Months [Member]
Statement [Line Items]
Leases and services	6,751	1,690
Sale of properties and developments	0	0
Total other receivables	6,751	1,690
3 To 6 Months [Member]
Statement [Line Items]
Leases and services	1,133	457
Sale of properties and developments	0	0
Total other receivables	1,133	457
Over 6 Months [Member]
Statement [Line Items]
Leases and services	3,735	3,830
Sale of properties and developments	0	643
Total other receivables	$ 3,735	$ 4,473